BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 9 - BANK BORROWINGS

On May 14, 2021, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum of HKD 1.0 million (approximately $0.1 million) for working capital purposes, with the term from June 14, 2021 to May 13, 2029, bearing interest at 2.75%. Under the facilities, the Company borrowed HKD 1.0 million (approximately $0.1 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing June 14, 2021.

On October 8, 2020, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum amount of HKD 1.0 million (approximately $0.1 million) for working capital purposes, with the term from November 25, 2020 to November 24, 2028, bearing interest at 2.75%. Under the facilities, the Company borrowed HKD 1.0 million ($0.1 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing December 25, 2020.

On April 28, 2020, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum amount of HKD 4.0 million (approximately $0.5 million) for working capital purposes, with the term from May 18, 2020 to May 17, 2028, bearing interest at 2.75%. Under the facilities, the Company borrowed HKD 4.0 million ($0.5 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing June 18, 2020.

On November 3, 2017, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited pursuant to which the Company may borrow up to HKD 6.0 million (approximately $0.8 million) for working capital purposes. On June 24, 2021, this banking facilities was increased to HKD 7.0 million (approximately $0.9 million). The credit facility bears interest at 6.25% and it is personally guaranteed by Mr. Wynn Hui and Mr. Bong Lau (both major shareholders and directors of the Company). The credit facility does not have an expiration date and is collateralized by a property owned by Kambo Security Products Limited, a related party.

On April 23, 2025, the Company obtained banking facilities from Dongguan Rural Commercial Bank aggregating up to RMB 5.0 million (approximately $0.7 million) for working capital purposes. The facilities have a term from April 23, 2025 to April 22, 2028, bear interest at 2.8% to 2.9%, and are personally guaranteed by Mr. Wynn Hui, Mr. Bong Lau, and Mr. Bun Lau, who are the Company’s major shareholders and directors. As of December 31, 2025, the Company had drawn down a total of $0.7 million (RMB 4.8 million) under these facilities. Principal is repayable on April 22, May 5, May 19, June 23, and July 16, 2026, with interest payable monthly.

During 2025, 2024 and 2023, interest expense for these credit facilities was $46,920, $16,559 and $18,859, respectively.

The following table shows the maturity of the Company’s bank borrowings as of December 31, 2025:

For the years ending December 31,	Amount
2026	$1,418,831
2027	92,502
2028	58,216
2029	7,475
Total Bank Borrowings	$1,577,024